Net Income Per Common Share - Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares
Text Block [Abstract]
Net (loss) income attributable to ordinary shareholders	$ (167.0)	$ (167.0)	$ (984.9)	$ (984.9)
Gain on change in fair value of warrants | $	$ 0.0		$ 0.0
Weighted average common shares outstanding	108.5	108.5	108.7	108.7
Dilutive effect of warrants, restricted share units and performance share units	0	0	0	0
Dilutive weighted average common shares outstanding	108.5	108.5	108.7	108.7
Net (loss) income per common share:
Basic | $ / shares	$ (1.54)		$ (9.06)